Shareholder Report, Holdings (Details) - C000241219	Dec. 31, 2025
Simon Property Group, Inc. - USA-828806109
Holdings [Line Items]
Percent of Net Asset Value	8.70%
American Tower Corp. - USA-03027X100
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Equinix, Inc. - USA-29444U700
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Public Storage - USA-74460D109
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Crown Castle, Inc. - USA-22822V101
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Digital Realty Trust, Inc. - USA-253868103
Holdings [Line Items]
Percent of Net Asset Value	5.40%
VICI Properties, Inc. - USA-925652109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ventas, Inc. - USA-92276F100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
AvalonBay Communities, Inc. - USA-053484101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Iron Mountain, Inc. - USA-46284V101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diversified REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Office REITs
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Hotel & Resort REITs
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Health Care REITs
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Residential REITs
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Retail REITs
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Specialized REITs
Holdings [Line Items]
Percent of Net Asset Value	50.10%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.20%